UNAUDITED INTERIM CONDENSED CONSOLDIATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 563,383	$ 375,938	$ 164,680
Accounts receivable, net (allowance for doubtful accounts was $53,815 at March 31, 2019 and $6,617 at June 30, 2018)	58,318	8,279
Inventory	3,530	3,530
Prepaid expenses and other current assets	147,721	172,566	30,867
Total current assets	772,952	560,313	195,547
Noncurrent assets:
Intangible assets, net	3,215,250
Fixed assets, net	495	873	1,500
Total noncurrent assets	3,215,745	873	1,500
Total assets	3,988,697	561,186	197,047
Current liabilities:
Accounts Payable	194,498	290,783
Accrued liabilities	459,086	66,087	45,049
Deferred revenue	221,715	156,530	55,533
Debt, current	1,640,197	805,684
Total current liabilities	2,515,496	1,319,084	100,582
Debt, long-term	110,145
Total liabilities	2,625,641	1,319,084	100,582
Commitments and contingencies (Note 7)
Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 6,750,000 shares issued and outstanding for class A convertible preferred stock and 70,000 shares issued and outstanding for class B convertible preferred stock at March 31, 2019 and June 30, 2018, respectively	6,820	6,820	7,000
Common stock, $0.001 par value; 150,000,000 shares authorized; 47,147,804 shares issued and outstanding at March 31, 2019 and 42,661,228 shares issued and outstanding at June 30, 2018	47,148	42,661	38,000
Additional paid in capital	10,064,214	3,130,831	1,010,000
Accumulated deficit	(8,755,126)	(3,938,210)	(958,535)
Total equity (deficit)	1,363,056	(757,898)	96,465
Total liabilities and equity	$ 3,988,697	$ 561,186	$ 197,047